Parent Only Financial Statements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Loan receivable from CNM
TOTAL ASSETS	$ 183,097	$ 304,955
CURRENT LIABILITIES
Other payable		935,038
TOTAL LIABILITIES	2,452,951	2,304,751
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2015, and 83,158,778 shares issued at December 31, 2014)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,497,901)	(30,155,935)
Accumulated other comprehensive income	1,012,914	941,006
Total shareholders' equity	(3,349,417)	(3,079,359)
TOTAL LIABILITIES AND EQUITY	183,097	304,955
Parent [Member]
CURRENT ASSETS
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	$ 2,791,304	$ 2,791,304
Investment in subsidiaries
TOTAL ASSETS	$ 2,791,304	$ 2,791,304
CURRENT LIABILITIES
Other payable	1,184,513	935,038
TOTAL LIABILITIES	1,184,513	935,038
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2015, and 83,158,778 shares issued at December 31, 2014)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,719,127)	(24,469,652)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,606,791	1,856,266
TOTAL LIABILITIES AND EQUITY	$ 2,791,304	$ 2,791,304